SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 19. SUBSEQUENT EVENT

There have been no events that have occurred subsequent to December 31, 2022, and through the date that the consolidated financial statements are issued that would require adjustment to or disclosure except as already disclosed in the consolidated financial statements.